EGShares India Infrastructure ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares India Infrastructure ETF

EGShares India Small Cap ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares India Small Cap ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares India Infrastructure ETF

EGShares India Small Cap ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares GEMS Composite ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Basic Materials GEMS ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Consumer Goods GEMS ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Consumer Services GEMS ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Energy GEMS ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Financials GEMS ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Health Care GEMS ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Industrials GEMS ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Technology GEMS ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Telecom GEMS ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Utilities GEMS ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Emerging Markets Metals & Mining ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Emerging Markets Consumer ETF
RISK/RETURN
Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF

EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF

EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF

EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF

EGShares Emerging Markets Consumer ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Low Volatility Emerging Markets Dividend ETF
RISK/RETURN
Supplement dated April 2, 2012 to the to the Prospectus dated June 10, 2011 as revised August 4, 2011 for

EGShares Low Volatility Emerging Markets Dividend ETF and to the

Prospectuses dated June 10, 2011, as revised August 1, 2011, for EGShares India Consumer ETF

EGShares India Financials ETF

EGShares India Health Care ETF

EGShares India Industrials ETF

EGShares India Technology ETF

EGShares India Basic Materials ETF

EGShares India Energy ETF

EGShares Low Volatility India Dividend ETF

EGShares Low Volatility Emerging Markets Dividend ETF

EGShares Emerging Markets Food and Agriculture ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure under the heading “Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Low Volatility Emerging Markets Dividend ETF | EGShares Low Volatility Emerging Markets Dividend ETF
RISK/RETURN
Supplement dated April 2, 2012 to the to the Prospectus dated June 10, 2011 as revised August 4, 2011 for

EGShares Low Volatility Emerging Markets Dividend ETF and to the

Prospectuses dated June 10, 2011, as revised August 1, 2011, for EGShares India Consumer ETF

EGShares India Financials ETF

EGShares India Health Care ETF

EGShares India Industrials ETF

EGShares India Technology ETF

EGShares India Basic Materials ETF

EGShares India Energy ETF

EGShares Low Volatility India Dividend ETF

EGShares Low Volatility Emerging Markets Dividend ETF

EGShares Emerging Markets Food and Agriculture ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure under the heading “Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares India Consumer ETF
RISK/RETURN
Supplement dated April 2, 2012 to the to the Prospectus dated June 10, 2011 as revised August 4, 2011 for

EGShares Low Volatility Emerging Markets Dividend ETF and to the

Prospectuses dated June 10, 2011, as revised August 1, 2011, for EGShares India Consumer ETF

EGShares India Financials ETF

EGShares India Health Care ETF

EGShares India Industrials ETF

EGShares India Technology ETF

EGShares India Basic Materials ETF

EGShares India Energy ETF

EGShares Low Volatility India Dividend ETF

EGShares Low Volatility Emerging Markets Dividend ETF

EGShares Emerging Markets Food and Agriculture ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure under the heading “Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares India Financials ETF
RISK/RETURN
Supplement dated April 2, 2012 to the to the Prospectus dated June 10, 2011 as revised August 4, 2011 for

EGShares Low Volatility Emerging Markets Dividend ETF and to the

Prospectuses dated June 10, 2011, as revised August 1, 2011, for EGShares India Consumer ETF

EGShares India Financials ETF

EGShares India Health Care ETF

EGShares India Industrials ETF

EGShares India Technology ETF

EGShares India Basic Materials ETF

EGShares India Energy ETF

EGShares Low Volatility India Dividend ETF

EGShares Low Volatility Emerging Markets Dividend ETF

EGShares Emerging Markets Food and Agriculture ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure under the heading “Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares India Health Care ETF
RISK/RETURN
Supplement dated April 2, 2012 to the to the Prospectus dated June 10, 2011 as revised August 4, 2011 for

EGShares Low Volatility Emerging Markets Dividend ETF and to the

Prospectuses dated June 10, 2011, as revised August 1, 2011, for EGShares India Consumer ETF

EGShares India Financials ETF

EGShares India Health Care ETF

EGShares India Industrials ETF

EGShares India Technology ETF

EGShares India Basic Materials ETF

EGShares India Energy ETF

EGShares Low Volatility India Dividend ETF

EGShares Low Volatility Emerging Markets Dividend ETF

EGShares Emerging Markets Food and Agriculture ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure under the heading “Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares India Industrials ETF
RISK/RETURN
Supplement dated April 2, 2012 to the to the Prospectus dated June 10, 2011 as revised August 4, 2011 for

EGShares Low Volatility Emerging Markets Dividend ETF and to the

Prospectuses dated June 10, 2011, as revised August 1, 2011, for EGShares India Consumer ETF

EGShares India Financials ETF

EGShares India Health Care ETF

EGShares India Industrials ETF

EGShares India Technology ETF

EGShares India Basic Materials ETF

EGShares India Energy ETF

EGShares Low Volatility India Dividend ETF

EGShares Low Volatility Emerging Markets Dividend ETF

EGShares Emerging Markets Food and Agriculture ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure under the heading “Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares India Technology ETF
RISK/RETURN
Supplement dated April 2, 2012 to the to the Prospectus dated June 10, 2011 as revised August 4, 2011 for

EGShares Low Volatility Emerging Markets Dividend ETF and to the

Prospectuses dated June 10, 2011, as revised August 1, 2011, for EGShares India Consumer ETF

EGShares India Financials ETF

EGShares India Health Care ETF

EGShares India Industrials ETF

EGShares India Technology ETF

EGShares India Basic Materials ETF

EGShares India Energy ETF

EGShares Low Volatility India Dividend ETF

EGShares Low Volatility Emerging Markets Dividend ETF

EGShares Emerging Markets Food and Agriculture ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure under the heading “Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares India Basic Materials ETF
RISK/RETURN
Supplement dated April 2, 2012 to the to the Prospectus dated June 10, 2011 as revised August 4, 2011 for

EGShares Low Volatility Emerging Markets Dividend ETF and to the

Prospectuses dated June 10, 2011, as revised August 1, 2011, for EGShares India Consumer ETF

EGShares India Financials ETF

EGShares India Health Care ETF

EGShares India Industrials ETF

EGShares India Technology ETF

EGShares India Basic Materials ETF

EGShares India Energy ETF

EGShares Low Volatility India Dividend ETF

EGShares Low Volatility Emerging Markets Dividend ETF

EGShares Emerging Markets Food and Agriculture ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure under the heading “Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares India Energy ETF
RISK/RETURN
Supplement dated April 2, 2012 to the to the Prospectus dated June 10, 2011 as revised August 4, 2011 for

EGShares Low Volatility Emerging Markets Dividend ETF and to the

Prospectuses dated June 10, 2011, as revised August 1, 2011, for EGShares India Consumer ETF

EGShares India Financials ETF

EGShares India Health Care ETF

EGShares India Industrials ETF

EGShares India Technology ETF

EGShares India Basic Materials ETF

EGShares India Energy ETF

EGShares Low Volatility India Dividend ETF

EGShares Low Volatility Emerging Markets Dividend ETF

EGShares Emerging Markets Food and Agriculture ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure under the heading “Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Low Volatility India Dividend ETF
RISK/RETURN
Supplement dated April 2, 2012 to the to the Prospectus dated June 10, 2011 as revised August 4, 2011 for

EGShares Low Volatility Emerging Markets Dividend ETF and to the

Prospectuses dated June 10, 2011, as revised August 1, 2011, for EGShares India Consumer ETF

EGShares India Financials ETF

EGShares India Health Care ETF

EGShares India Industrials ETF

EGShares India Technology ETF

EGShares India Basic Materials ETF

EGShares India Energy ETF

EGShares Low Volatility India Dividend ETF

EGShares Low Volatility Emerging Markets Dividend ETF

EGShares Emerging Markets Food and Agriculture ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure under the heading “Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

EGShares Emerging Markets Food and Agriculture ETF
RISK/RETURN
Supplement dated April 2, 2012 to the to the Prospectus dated June 10, 2011 as revised August 4, 2011 for

EGShares Low Volatility Emerging Markets Dividend ETF and to the

Prospectuses dated June 10, 2011, as revised August 1, 2011, for EGShares India Consumer ETF

EGShares India Financials ETF

EGShares India Health Care ETF

EGShares India Industrials ETF

EGShares India Technology ETF

EGShares India Basic Materials ETF

EGShares India Energy ETF

EGShares Low Volatility India Dividend ETF

EGShares Low Volatility Emerging Markets Dividend ETF

EGShares Emerging Markets Food and Agriculture ETF

(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure under the heading “Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.